Stock-based compensation - Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 287	$ 263	$ 269
COR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	49	48	40
R&D
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	67	71	58
SG&A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	160	127	121
Acquisition charges
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 11	$ 17	$ 50